Accounting Considerations relating to the Transaction (Details)									12 Months Ended
	Dec. 14, 2022 EUR (€) shares	Dec. 14, 2022 $ / shares shares	Dec. 13, 2022 EUR (€)	Dec. 12, 2022 shares	Nov. 22, 2022 shares	Jan. 27, 2022 EUR (€) € / shares shares	Jan. 27, 2022 EUR (€) $ / shares shares	Jan. 17, 2021 shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares	Dec. 29, 2022 shares	Dec. 01, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Shares conversion ratio						851.00%
Number of shares issued (shares) | shares				5,332,141						25,454,969	5,871,917	263,607
Exercise price (dollars per share) | € / shares									€ 3.2
Issued capital									€ 289,753,000	€ 269,338,000
Total identifiable net assets at fair value										62,834,000
Cash and cash equivalents										41,178,000
Purchase consideration transferred										52,556,000			€ 13,200,000
Share listing expense									126,252,000	0	€ 0
Transaction costs									€ 22,969,000	€ 7,107,000
Share buy-back during the year (shares) | shares								5,886,567	24,993,271	5,886,567	0
Payments to acquire or redeem entity's shares									€ 224,322,000	€ 10,731,000	€ 0
Public warrants tendered to the company (shares) | shares	21,328,401			21,328,401
Percentage of public warrants tendered				95.00%
Shares issued in exchange for public warrants									16,411,000
Foreign exchange on revaluation of warrants and earnout liabilities									€ (25,047,000)	0	0
Shares issued at fair value						50,969,088	50,969,088		13,149,000
Change in fair value of earnout liability									€ 237,354,000	€ 0	€ 0
Initial recognition of earnout liability						€ 250,000,000			€ (249,955,000)
Public warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares									5,595,748	0	0
Equity attributable to the owners of parent
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants									€ 16,411,000
Initial recognition of earnout liability									(249,955,000)
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares						31,475,691	31,475,691
Exercise price (dollars per share) | (per share)						€ 7.19	$ 8.14
Issued capital						€ 226,400,000	$ 226,400,000
Total identifiable net assets at fair value						146,200,000	146,200,000
Cash and cash equivalents						170,600,000	170,600,000
Purchase consideration transferred						272,800,000	$ 272,800,000
Share listing expense						€ 126,300,000
Transaction costs									24,500,000	€ 7,100,000
Business combination transaction costs expensed									23,000,000
Share issue related cost									1,500,000
Public warrants
Disclosure of detailed information about business combination [line items]
Decrease through derecognition	€ (19,800,000)
Public warrants | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants									€ 16,411,000
Public warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | (per share)						€ 1.44	$ 1.63
Issued capital						€ 32,300,000	$ 32,300,000
Private warrants
Disclosure of detailed information about business combination [line items]
Decrease through derecognition	€ (14,700,000)
Private warrants | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants			€ 700,000
Private warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Issued capital						€ 14,100,000	$ 14,100,000
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares	5,332,141	5,332,141										263,607
Shares per warrant (shares) | shares				0.225	0.225	0.25
Ordinary shares | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | $ / shares		$ 3.13					$ 11.50
Warrant
Disclosure of detailed information about business combination [line items]
Foreign exchange on revaluation of warrants and earnout liabilities	€ 5,200,000
Earnout Shares
Disclosure of detailed information about business combination [line items]
Foreign exchange on revaluation of warrants and earnout liabilities	€ 19,900,000
Earnout Shares | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants			€ 32,500,000
Super Group (SGHC) Limited
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | (per share)						€ 8.9	$ 10
Payments to acquire or redeem entity's shares						€ 222,300,000
Super Group (SGHC) Limited | Public warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares						22,499,986	22,499,986
Super Group (SGHC) Limited | Private warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (shares) | shares						11,000,000	11,000,000